Document And Entity Information		9 Months Ended
	Oct. 27, 2020	Sep. 30, 2020
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	FRANKLIN FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code		PA
Entity File Number	001-38884
Entity Tax Identification Number	25-1440803
Entity Address, Address Line One
Entity Address, City or Town
Entity Address, State or Province	PA
Entity Address, Postal Zip Code
City Area Code	717
Local Phone Number	264-6116
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FRAF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723646
Amendment Flag	false